Putnam Multi-Cap Growth Fund
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam Multi-Cap Growth Fund		Class A	Class B	Class C	Class M	Class R	Class Y
Management fees	[1]	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%
Distribution and Service (12b-1) fees		0.25%	1.00%	1.00%	0.75%	0.50%
Other expenses	[2]	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%
Total annual fund operating expenses		1.07%	1.82%	1.82%	1.57%	1.32%	0.82%
[1]	Management fees are subject to a performance adjustment.
[2]	Restated to reflect current fees resulting from a change to the fund's investor servicing arrangements effective September 1, 2016.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example - Putnam Multi-Cap Growth Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	678	896	1,131	1,806
Class B	685	873	1,185	1,940
Class C	285	573	985	2,137
Class M	504	828	1,175	2,152
Class R	134	418	723	1,590
Class Y	84	262	455	1,014

Expense Example, No Redemption - Putnam Multi-Cap Growth Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	185	573	985	1,940
Class C	185	573	985	2,137